TRADE PAYABLES (Schedule of Trade Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Open debts mainly in USD	$ 11,246	$ 11,187
Open debts in NIS	6,789	5,038
Open debts, total	18,035	16,225
Notes payable	1	52
Trade payables	$ 18,036	$ 16,277